Leases - Lease Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lease liabilities [abstract]
Income from sub-leasing right-of-use assets	$ 1,132	$ 527
Expense relating to short-term leases	(269)	(495)
Expense relating to lease of low value assets	(4)	(6)
Interest expense on lease liabilities	$ (3,706)	$ (2,166)